Description of Business (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended
	May 15, 2013	Dec. 07, 2012	Aug. 31, 2013	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Jun. 01, 2011	Sep. 13, 2012 Subsidiary [Member]	Jan. 14, 2010 Digital Communications Inc.[Member]
Description of Business (Textual)
Percentage of outstanding shares of common stock sold								60.00%
Increase authorized share of common stock in August 1, 2008				500,000,000	500,000,000	500,000,000
Preferred stock, par value in August 1, 2008				$ 0.0001
Increased authorized shares of preferred stock in August 1, 2008							50,000,000
Exchange shares of Genesis									50,000,000
Reverse stock split	1-for-4	1-for-125	1-for-4
Percentage of retained outstanding stock				40.00%